Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Cash equivalents
Accumulated deficit	58,586,865	53,094,602		53,094,602	23,833,656	$ 24,709,588
Deferred revenue					907,948	$ 1,783,850
Revenues	1,435,054		$ 1,184,374	4,959,005	6,022,669
Franchise advertising fund expenses	21,596	38,899	$ 38,899	139,508
Advertising costs	$ 103,643	$ 3,417		$ 34,119	$ 26,314
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration risk percentage	85.00%		87.00%	83.00%	78.00%
Company Restaurant Net Sales [Member]
Revenues	$ 1,237,427		$ 800,763
Royalties [Member]
Revenues	120,909		206,550	$ 688,308	$ 894,320
Franchise [Member]
Revenues	14,440		53,181	390,606	705,000
Rebates [Member]
Revenues	$ 40,682		84,981	274,030	$ 308,958
New Revenue Standard Adjustment [Member]
Accumulated deficit			875,902
Deferred revenue			875,902
Revenues			$ 568,540	$ 307,362